Expense Example	Jan. 23, 2026 USD ($)
Ned Davis Research 360 Dynamic Allocation ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	910
Ned Davis Research 360 Core Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208